Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Summary of Inventories
	As of December 31,
	2017	2016
	US$’000	US$’000
Raw materials and supplies	32,278	24,382
Work in progress	14,240	12,057
Finished goods	39,460	31,489
Distributed products	13,591	11,130
	99,569	79,058
Allowance for inventories	(2,364)	(1,651)
Total inventories at the lower of cost and net realizable value	97,205	77,407